CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (83,946)	$ (5,758)	$ 63,064
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	14,228	15,475	10,646
Share-based compensation	95,436	71,849	55,517
Amortization of premium and accretion of discount on marketable securities, net	7,532	3,068	(47)
Deferred income taxes, net	(11,972)	(1,988)	(6,974)
Amortization of debt discount and issuance costs	17,792	17,183	1,966
Increase in trade receivables	(20,083)	(17,315)	(24,522)
Increase in prepaid expenses, other current and long-term assets	(38,219)	(20,487)	(14,321)
Increase in trade payables	1,499	558	1,571
Increase in short-term and long-term deferred revenue	74,767	45,397	40,821
Increase in employees and payroll accruals	23,821	7,846	7,337
Increase (decrease) in accrued expenses and other current and long-term liabilities	(6,115)	(9,059)	6,652
Net cash provided by operating activities	74,740	106,769	141,710
Cash flows from investing activities:
Investment in short-term and long-term deposits	(105,069)	(123,054)	(33,961)
Investment in marketable securities	(357,210)	(405,193)	(165,714)
Proceeds from sales and maturities of marketable securities	243,013	191,637	63,489
Purchase of property and equipment	(8,928)	(7,174)	(7,036)
Business acquisitions, net of cash acquired (Schedule A)	0	(68,603)	0
Net cash used in investing activities	(228,194)	(412,387)	(143,222)
Cash flows from financing activities:
Proceeds from (payment of) withholding tax related to employee stock plans	(789)	1,069	1,155
Proceeds from exercise of stock options	11,738	12,180	24,428
Proceeds from the issuance of convertible senior notes, net of issuance costs	0	0	560,107
Purchase of capped calls	0	0	(53,648)
Net cash provided by financing activities	10,949	13,249	532,042
Increase (decrease) in cash, cash equivalents and restricted cash	(142,505)	(292,369)	530,530
Effect of exchange rate differences on cash, cash equivalents and restricted cash	(689)	0	0
Cash, cash equivalents and restricted cash at the beginning of the year	500,044	792,413	261,883
Cash, cash equivalents and restricted cash at the end of the year	356,850	500,044	792,413
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	0	3,237	27,926
Non-cash purchase of property and equipment	2,165	1,639	960
Exercise of stock options	127	916	119
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	8,404	11,424	10,548
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	356,850	499,992	792,363
Restricted cash included in other long-term assets	0	52	50
Total cash, cash equivalents and restricted cash	356,850	500,044	792,413
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Goodwill	123,717	123,717	$ 82,400
Other long- term assets	121,743	99,992
Other long- term liabilities	$ (20,227)	(24,920)
Idaptive [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $1,934 of cash and cash equivalents acquired) $ (6,965)		(6,965)
Property and equipment		654
Goodwill		41,317
Technology		18,908
Customer relationships		4,466
Other long- term assets		1,076
Deferred taxes, net		10,845
Other long- term liabilities		(1,698)
Total		$ 68,603